Assets subject to lien and assets acquired through foreclosures_Carrying amounts of buildings acquired through foreclosure (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclsoure of carrying amounts of assets acquired through foreclosure [Abstract]
Total	₩ 0	₩ 0